Subsidiaries - Additional Information (Detail) - Inteltek [member]		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage Ownership By Affiliates		55.00%
Major business combination [member]
Disclosure of subsidiaries [line items]
Percentage Ownership By Affiliates	55.00%